Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debentures Details Abstract
Principal balance	$ 43,496	$ 41,625
Interest payable	543	531
Debentures	$ 44,039	$ 42,156	[1]

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.